CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 8,816	$ 7,411	$ 13,103
Accounts receivable	2,224	8,585	7,770
Prepaid expenses	48,853	37,103	57,168
Inventory	53,258	10,365	14,906
Total current assets	113,151	63,464	$ 92,947
Fixed assets net of accumulated depreciation of $1,929, $1,520 and $0, respectively	6,206	6,615
Security Deposits	1,367	1,367	$ 1,367
TOTAL ASSETS	120,724	71,446	94,314
CURRENT LIABILITIES
Accounts payable and accrued liabilities	108,044	$ 210,793	$ 307,084
Advances payable	18,385
Current portion of convertible notes payable, net of discount of $587,765, $512,883 and $0, respectively	666,197	$ 409,518
Current portion of accrued interest payable	129,063	85,275
Total current liabilities	921,689	705,586	$ 307,084
Convertible notes payable, net of discount of $1,287,519, $1,093,340 and $955,723, respectively.	44,991	49,609	70,751
Accrued interest payable	$ 40,539	44,886	$ 12,196
Accrued interest payable to related party		5,611
TOTAL LIABILITIES	$ 1,007,219	$ 805,692	$ 390,031
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock, $0.0010 par value; 480,000,000 shares authorized; 2,655,557, 2,010,628 and 780,418 shares issued and outstanding at October 31, 2015, July 31, 2015 and July 31, 2014, respectively	$ 2,656	$ 2,011	$ 780
Preferred Stock, $0.0010 stated value; 20,000,000 shares authorized; 1,000,000 shares issued and outstanding at October 31, 2015, July 31, 2015 and July 31, 2014, respectively	1,000	1,000
Additional paid-in capital	3,921,231	3,382,525	$ 1,644,609
Accumulated deficit	(4,811,382)	(4,119,782)	(1,941,106)
Total stockholders' equity (deficit)	(886,495)	(734,246)	(295,717)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 120,724	$ 71,446	$ 94,314